EQUITY - Ordinary Shares (Details)	Jun. 11, 2019 Vote $ / shares shares	May 28, 2019 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
EQUITY
Shares authorized	1,000,000,000
Par value per share (in US dollar per share) | $ / shares	$ 0.001
Treasury shares			5,688,093	6,064,202
Shares issued as treasury shares		6,712,694
Treasury shares used for settlement of restricted shares vested			282,790	648,492
Share Option
EQUITY
Treasury shares			93,319
Class A ordinary shares
EQUITY
Shares issued		96,112,336	72,475,630	72,475,630
Shares authorized			1,000,000,000	1,000,000,000
Par value per share (in US dollar per share) | $ / shares			$ 0.001
Number of votes per share | Vote	1
Number of shares issuable upon conversion of Class B ordinary share	1
Shares outstanding (in shares)			66,787,537	66,411,428	66,411,428
Class B ordinary shares
EQUITY
Shares issued			23,636,706	23,636,706
Shares authorized		23,636,706	1,000,000,000	1,000,000,000
Par value per share (in US dollar per share) | $ / shares			$ 0.001	$ 0.001
Number of votes per share | Vote	10
Number of shares issuable upon conversion of Class B ordinary share			1	1
Shares outstanding (in shares)			23,636,706	23,636,706
Fang | Class A ordinary shares
EQUITY
Conversion ratio	1
Number of shares issued for each ordinary share during distribution		71,775,686
Fang | Class B ordinary shares
EQUITY
Shares issued		24,336,650